General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General (Textual)
Ownership percentage outstanding			40.00%
Cash used in operating activities	$ (1,106,420)	$ (1,670,692)	$ (1,109,413)
Net loss	(1,773,655)	(2,164,368)	$ (1,591,189)
Accumulated deficit	$ (10,616,516)	$ (8,842,861)